Intangible assets, net (Summary of Group's Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net [Line Items]
Gross carrying amount	$ 725,154	$ 582,829
Less: accumulated amortization	(324,013)	(269,522)
Less: accumulated impairment	(2,841)	(1,225)
Intangible assets, net	398,300	312,082
Trademark
Intangible assets, net [Line Items]
Gross carrying amount	515,704	371,975
Less: accumulated amortization	(145,554)	(102,815)
Customer relationships
Intangible assets, net [Line Items]
Gross carrying amount	154,830	154,906
Less: accumulated amortization	(143,500)	(133,921)
Non-compete agreement
Intangible assets, net [Line Items]
Gross carrying amount	12,100	12,100
Less: accumulated amortization	(12,100)	(12,100)
Software
Intangible assets, net [Line Items]
Gross carrying amount	9,071	8,941
Less: accumulated amortization	(8,426)	(8,270)
Operating rights
Intangible assets, net [Line Items]
Gross carrying amount	6,641	7,255
Less: accumulated amortization	(6,539)	(7,144)
Licenses
Intangible assets, net [Line Items]
Gross carrying amount	9,108	9,949
Less: accumulated amortization	(1,872)	(1,382)
Technology
Intangible assets, net [Line Items]
Gross carrying amount	14,513	14,770
Less: accumulated amortization	(4,834)	(2,988)
Domain names
Intangible assets, net [Line Items]
Gross carrying amount	1,782	1,518
Less: accumulated amortization	(791)	(644)
Others
Intangible assets, net [Line Items]
Gross carrying amount	1,405	1,415
Less: accumulated amortization	$ (397)	$ (258)